Summary of Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Liabilities:
Warrant liability	$ 817,155	$ 1,381,465
Premium conversion derivatives	308,395	462,174
Total liabilities at fair value	1,125,550	1,843,639
Level 1 [Member]
Liabilities:
Warrant liability
Premium conversion derivatives
Total liabilities at fair value
Level 3 [Member]
Liabilities:
Warrant liability	817,155	1,381,465
Premium conversion derivatives	308,395	462,174
Total liabilities at fair value	1,125,550	1,843,639
Level 2 [Member]
Liabilities:
Warrant liability
Premium conversion derivatives
Total liabilities at fair value